Business	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business

NOTE 1 - BUSINESS

Nature of operations

Enveric Biosciences, Inc. (“Enveric Biosciences, Inc.” “Enveric” or the “Company”) (formerly known as Ameri Holdings, Inc.) (“Ameri”) is a pharmaceutical company developing innovative, evidence-based cannabinoid medicines. The head office of the Company is located in Naples, Florida.

On January 10, 2020, the Company entered into an Amalgamation Agreement (as amended on May 6, 2020), (the “Amalgamation Agreement”) with Jay Pharma Merger Sub, Inc., a company organized under the laws of Canada and a wholly owned subsidiary of the Company (“Merger Sub”), Jay Pharma Inc., a company organized under the laws of Canada (“Jay Pharma”), Jay Pharma ExchangeCo., Inc. a company organized under the laws of British Columbia and a wholly owned subsidiary of the Company (“ExchangeCo”), and Barry Kostiner, as the Company Representative, which provided that, among other things, Merger Sub and Jay Pharma would be amalgamated and would continue as one corporation (“Amalco”), with Amalco continuing as a direct wholly owned subsidiary of ExchangeCo and an indirect wholly owned subsidiary of Ameri, on the terms and conditions set forth in the Amalgamation Agreement. On August 12, 2020, the Company, Jay Pharma and certain other signatories thereto entered into a tender agreement (the “Tender Agreement”), which provided that, among other things, Ameri would make a tender offer (the “Offer”) to purchase all of the outstanding common shares of Jay Pharma for the number of shares of Enveric common stock equal to the exchange ratio set forth in the Tender Agreement, and Jay Pharma would become a wholly-owned subsidiary of Ameri, on the terms and conditions set forth in the Tender Agreement. The Tender Agreement terminated and replaced in its entirety the Amalgamation Agreement. On December 30, 2020, the Company, Jay Pharma, Merger Sub, and ExchangeCo completed the Offer and Jay Pharma became a wholly owned subsidiary of the Company. The transaction was treated as a reverse acquisition and recapitalization and accordingly, the historical financial statements prior to the date of the Business Combination in these unaudited condensed consolidated financial statements are those of Jay Pharma.

COVID-19

During 2020 and continuing into 2021, the world has been, and continues to be, impacted by the novel coronavirus (COVID-19) pandemic. COVID-19 and measures to prevent its spread impacted our business in a number of ways. The impact of these disruptions and the extent of their adverse impact on our financial and operating results will be dictated by the length of time that such disruptions continue, which will, in turn, depend on the currently unknowable duration and severity of the impacts of COVID-19, and among other things, the impact of governmental actions imposed in response to COVID-19 and individuals’ and companies’ risk tolerance regarding health matters going forward and developing strain mutations.

NOTE 1 - BUSINESS

Nature of operations

Enveric Biosciences, Inc. (“Enveric Biosciences, Inc.,” “Enveric” or the “Company”) (formerly known as Ameri Holdings, Inc.) (“Ameri”) is a pharmaceutical company developing innovative, evidence-based cannabinoid medicines. The head office of the Company is located in Naples, Florida.

On January 10, 2020, the Company entered into an Amalgamation Agreement (as amended on May 6, 2020), (the “Amalgamation Agreement”) with Jay Pharma Merger Sub, Inc., a company organized under the laws of Canada and a wholly owned subsidiary of the Company (“Merger Sub”), Jay Pharma Inc., a company organized under the laws of Canada (“Jay Pharma”), Jay Pharma ExchangeCo., Inc. a company organized under the laws of British Columbia and a wholly owned subsidiary of the Company (“ExchangeCo”), and Barry Kostiner, as the Company Representative, which provided that, among other things, Merger Sub and Jay Pharma would be amalgamated and would continue as one corporation (“Amalco”), with Amalco continuing as a direct wholly owned subsidiary of ExchangeCo and an indirect wholly owned subsidiary of Ameri, on the terms and conditions set forth in the Amalgamation Agreement. On August 12, 2020, the Company, Jay Pharma and certain other signatories thereto entered into a tender agreement (the “Tender Agreement”), which provided that, among other things, Ameri would make a tender offer (the “Offer”) to purchase all of the outstanding common shares of Jay Pharma for the number of shares of Enveric common stock equal to the exchange ratio set forth in the Tender Agreement, and Jay Pharma would become a wholly-owned subsidiary of Ameri, on the terms and conditions set forth in the Tender Agreement. The Tender Agreement terminated and replaced in its entirety the Amalgamation Agreement. On December 30, 2020, the Company, Jay Pharma, Merger Sub, and ExchangeCo consummated the Tender Agreement and Jay Pharma became a wholly owned subsidiary of the Company. The transaction was treated as a reverse acquisition and recapitalization and accordingly, the historical financial statements prior to the date of the Business Combination in these consolidated financial statements are those of Jay Pharma. The transaction is further described in Note 7.

COVID-19

In December 2019, a novel strain of coronavirus, COVID-19, was reported to have surfaced in Wuhan, China. Since then, COVID-19 has spread to multiple countries, including the United States. As the COVID-19 continues to spread in the United States, the Company may experience disruptions that could severely impact the Company. The global outbreak of COVID-19 continues to rapidly evolve. The extent to which COVID-19 may impact the Company’s business will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the ultimate geographic spread of the disease, the duration of the outbreak, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions and the effectiveness of actions taken in the United States to contain and treat the disease. The Company is in process of monitoring COVID-19’s potential impact on the Company’s operations.